Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 13,721	$ 0
Total intangible assets, Carrying amount	19,550
Total intangible assets, Accumulated amortization	1,629	$ 0	$ 0
Total intangible assets, Net book value	17,921
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	15,350
Intangible assets subject to amortization, accumulated amortization	1,629
Total intangible assets	13,721
Intangible assets subject to amortization, gross	4,200
Total intangible assets	4,200
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	12,100
Intangible assets subject to amortization, accumulated amortization	1,008
Total intangible assets	11,092
Customer Contracts And Related Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	2,900
Intangible assets subject to amortization, accumulated amortization	483
Total intangible assets	2,417
Order Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	200
Intangible assets subject to amortization, accumulated amortization	100
Total intangible assets	100
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	150
Intangible assets subject to amortization, accumulated amortization	38
Total intangible assets	$ 112